Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common Shares Rollforward
Beginning balance (in shares)	255,869,419	238,149,468
Public offering and subscription receipts (in shares)	12,938,457	14,355,000
Dividend reinvestment plan (in shares)	2,322,618	3,230,697
Exercise of share-based awards	2,956,524	134,254
Ending balance (in shares)	274,087,018	255,869,419